Revenue - Transaction price allocated to performance obligations (Details) € in Thousands	1 Months Ended	12 Months Ended
	Oct. 31, 2022 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)
Disclosure of performance obligations [line items]
Revenue from contracts with customers		$ 6,769,000	€ 6,769	$ 19,391,000	€ 19,391	$ 5,350,000	€ 5,350
Deferred revenue		35,000,000		35,000,000
Seagen
Disclosure of performance obligations [line items]
Revenue from contracts with customers		4,300,000
Seagen | Goods or services transferred over time [member]
Disclosure of performance obligations [line items]
Transaction Price		21,500,000		21,500,000
Revenue from contracts with customers		3,666,000		17,901,000
Cumulative Revenue Recognized		21,567,000		17,901,000
other assets				3,309,000
License [Member] | Seagen
Disclosure of performance obligations [line items]
Revenue from contracts with customers				15,200,000
License [Member] | Seagen | Goods or services transferred over time [member]
Disclosure of performance obligations [line items]
Transaction Price		50,000,000		50,000,000
Revenue from contracts with customers				15,165,000
Cumulative Revenue Recognized		15,165,000		15,165,000
Manufacturing Technology Transfer Activities [member] | Seagen
Disclosure of performance obligations [line items]
Revenue from contracts with customers		200,000		2,100,000
Manufacturing Technology Transfer Activities [member] | Seagen | Goods or services transferred over time [member]
Disclosure of performance obligations [line items]
Transaction Price		2,167,000		2,167,000
Revenue from contracts with customers		199,000		2,073,000
Cumulative Revenue Recognized		2,272,000		2,073,000
Initial Supply [Member] | Seagen
Disclosure of performance obligations [line items]
Revenue from contracts with customers		3,400,000		0
Contract Assets				3,300,000
Initial Supply [Member] | Seagen | Goods or services transferred over time [member]
Disclosure of performance obligations [line items]
Transaction Price		3,583,000		3,583,000
Revenue from contracts with customers		3,443,000
Cumulative Revenue Recognized		3,443,000
other assets				3,309,000
Research Activities [Member] | Seagen
Disclosure of performance obligations [line items]
Accounts receivable		100,000		700,000
Research Activities [Member] | Seagen | Goods or services transferred over time [member]
Disclosure of performance obligations [line items]
Transaction Price		750,000		750,000
Revenue from contracts with customers		24,000		663,000
Cumulative Revenue Recognized		687,000		663,000
Buy-up Fee [Member] | Seagen | Goods or services transferred over time [member]
Disclosure of performance obligations [line items]
Buy-up Fee Amount		35,000,000		35,000,000
Buy-up Fee [Member] | Seagen | Goods or services transferred at point in time [member]
Disclosure of performance obligations [line items]
Non-refundable upfront payment received	$ 50,000,000.0
Deferred revenue		$ 35,000,000.0		35,000,000.0
Buy-up Fee Amount				$ 35,000,000.0